Long-term Borrowings, Capital Lease Obligations and License Agreements - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 17, 2016	Dec. 31, 2015	May 31, 2013
Long-Term Borrowings
Total debt	$ 3,150,999	$ 3,360,255
Less current portion	(559,050)	(48,040)
Noncurrent portion of long-term debt	2,591,949	3,312,215
3.800% Senior Notes due April 1, 2021
Long-Term Borrowings
Total debt	$ 745,000	$ 743,625
Debt instruments
Stated interest rate (as a percent)	3.80%	3.80%	3.80%
Term	5 years	5 years
4.800% Senior Notes due April 1, 2026
Long-Term Borrowings
Total debt	$ 743,042	$ 742,383
Debt instruments
Stated interest rate (as a percent)	4.80%	4.80%	4.80%
Term	10 years	10 years
2.375% Senior Notes due June 1, 2018
Long-Term Borrowings
Total debt	$ 549,532	$ 548,615
Debt instruments
Stated interest rate (as a percent)	2.375%	2.375%			2.375%
Term	5 years	5 years
3.750% Senior Notes due June 1, 2023
Long-Term Borrowings
Total debt	$ 544,780	$ 543,947
Debt instruments
Stated interest rate (as a percent)	3.75%	3.75%		3.75%	3.75%
Term	10 years	10 years
Unsecured term facility, due February 23, 2021
Long-Term Borrowings
Total debt	$ 368,645	$ 697,832
Unsecured revolving loan, due February 23, 2021
Long-Term Borrowings
Total debt	$ 200,000	70,000
1.380% note payable due December 31, 2017
Long-Term Borrowings
Total debt		$ 13,853
Debt instruments
Stated interest rate (as a percent)	1.38%	1.38%
LIBOR | Unsecured term facility, due February 23, 2021
Debt instruments
Margin added to variable rate (as a percent)	1.50%	1.50%
LIBOR | Unsecured revolving loan, due February 23, 2021
Debt instruments
Margin added to variable rate (as a percent)	1.30%	1.30%